United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
             Quarterly Schedule of Portfolio Holdings of Registered
                        Management Investment Companies




                                    811-6269

                      (Investment Company Act File Number)


                              Cash Trust Series II
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 5/31/05


                 Date of Reporting Period: Quarter ended 8/31/04


Item 1.     Schedule of Investments


Municipal Cash Series II
Portfolio of Investments
August 31, 2004 (unaudited)



    Principal
    Amount                                                                           Value
                        Short-Term Municipals--100.3%1
                        Alabama--2.4%
$   205,000             Abbeville, AL, IDB, Monthly VRDNs (Great Southern
                        Wood Preserving Inc.)/(SouthTrust Bank of Alabama,
                        Birmingham LOC)                                       $      205,000
    2,620,000           Birmingham, AL, IDA, Weekly VRDNs (Mrs. Strattons
                        Salads, Inc.)/(SouthTrust Bank of Alabama,
                        Birmingham LOC)                                              2,620,000
    1,240,000           Birmingham, AL, IDA, (Series 1997) Weekly VRDNs
                        (Millcraft, AL, Inc.)/(Regions Bank, Alabama LOC)            1,240,000
    475,000             Huntsville, AL, IDB, Weekly VRDNs (Giles &
                        Kendall, Inc.)/(SouthTrust Bank of Alabama,
                        Birmingham LOC)                                              475,000
    1,915,000           Perry County, AL, IDB, (Series 2001), Weekly VRDNs
                        (Alabama Catfish Feedmill LLC)/(Regions Bank,
                        Alabama LOC)                                                 1,915,000
    4,135,000           St. Clair County, AL, IDB, (Series 1993), Weekly
                        VRDNs (Ebsco Industries, Inc.)/(National Australia
                        Bank Ltd., Melbourne LOC)                                    4,135,000
                        Total                                                        10,590,000
                        Arizona--6.7%
    2,500,000           Apache County, AZ, IDA, (Series 1983B), Weekly
                        VRDNs (Tucson Electric Power Co.)/(Bank of New
                        York LOC)                                                    2,500,000
    2,725,000           Arizona Health Facilities Authority, (Series
                        2002), Weekly VRDNs (Royal Oaks Life Care
                        Community)/(Lasalle Bank, N.A. LOC)                          2,725,000
    2,000,000           Glendale, AZ, IDA, Weekly VRDNs (Friendship
                        Retirement Corp.)/(Wells Fargo Bank Minnesota NA
                        LOC)                                                         2,000,000
    700,000             Glendale, AZ, IDA, (Series 1999), Weekly VRDNs
                        (Friendship Retirement Corp.)/(Wells Fargo Bank
                        Minnesota NA LOC)                                            700,000
    2,000,000           Maricopa County, AZ, IDA, (Series 1999), Weekly
                        VRDNs (Redman Homes, Inc.)/(Wachovia Bank N.A. LOC)          2,000,000
    2,000,000           Maricopa County, AZ, IDA, (Series 2000A) , Weekly
                        VRDNs (Las Gardenias Apartments, LP)/(FNMA LOC)              2,000,000
    1,400,000           Maricopa County, AZ, IDA, MFH Revenue Bonds,
                        (Series 2002), Weekly VRDNs (San Remo Apartments,
                        LP)/(FNMA LOC)                                               1,400,000
    5,000,000           Maricopa County, AZ, IDA, PUTTERs, (Series 420),
                        Weekly VRDNs (Catholic Healthcare West)/(J.P.
                        Morgan Chase & Co. LIQ)/(JPMorgan Chase Bank LOC)            5,000,000
    2,750,000           Phoenix, AZ, IDA, (Series 2000) , Weekly VRDNs
                        (Copper Palms Apartments)/(FHLMC LOC)                        2,750,000
    1,000,000           Phoenix, AZ, IDA, PT-479, Weekly VRDNs (Sunset
                        Ranch Apartments)/(FHLMC GTD)/(FHLMC LIQ)                    1,000,000
    679,000             Pima County, AZ, IDA, Single Family Mortgage
                        (PA-159), Weekly VRDNs (GNMA COL)/(Merrill Lynch &
                        Co., Inc. LIQ)                                               679,000
    1,845,000           Sierra Vista, AZ, IDA, (Series 2001A: Mountain
                        Steppes Apartments), Weekly VRDNs (Mountain
                        Steppes Properties LLC)/(FNMA LOC)                           1,845,000
    1,600,000           Tempe, AZ, IDA, (Series 2002C), Weekly VRDNs
                        (Friendship Village of Tempe)/(Lasalle Bank, N.A.
                        LOC)                                                         1,600,000
    700,000             Tucson, AZ, IDA, (Series 1989), Weekly VRDNs
                        (Lincoln Garden Tucson LP)/(FHLMC LOC)                       700,000
    1,150,000           Tucson, AZ, IDA, MFH Revenue Bonds, (Series
                        2002A), Weekly VRDNs (Quality Apartment Living,
                        LLC)/(FNMA LOC)                                              1,150,000
    2,000,000           Yavapai, AZ, IDA, (Series 1997B), Weekly VRDNs
                        (Yavapai Regional Medical Center)/(FSA INS)/(Dexia
                        Credit Local LIQ)                                            2,000,000
                        Total                                                        30,049,000
                        Arkansas--3.5%
    4,100,000           Arkansas Development Finance Authority, (Series
                        1999A), Weekly VRDNs (Riceland Foods, Inc.)/(BNP
                        Paribas SA LOC)                                              4,100,000
    1,225,000           Arkansas Development Finance Authority, (Series
                        2000A), Weekly VRDNs (Riceland Foods, Inc.)/(BNP
                        Paribas SA LOC)                                              1,225,000
    6,500,000           Blytheville, AR, (Series 2002), Weekly VRDNs
                        (Nucor Corp.)                                                6,500,000
    3,725,000           Nashville, AR, (Series 2000), Weekly VRDNs (Ox
                        Bodies)/(Regions Bank, Alabama LOC)                          3,725,000
                        Total                                                        15,550,000
                        California--0.2%
    711,186             Koch Floating Rate Trust (California Non-AMT),
                        (Series 1998-1), Weekly VRDNs (AMBAC INS)/(State
                        Street Corp. LIQ)                                            711,186
                        Colorado--1.1%
    2,000,000           Bachelor Gulch Metropolitan District, CO, (Series
                        2004), 1.20% TOBs (Compass Bank, Birmingham LOC),
                        Mandatory Tender 12/1/2004                                   2,000,000
    1,295,000           Colorado HFA, (Series 1996), Weekly VRDNs
                        (Neppl-Springs Fabrication)/(U.S. Bank NA,
                        Cincinnati LOC)                                              1,295,000
    1,680,000           Colorado HFA, (Series 2000A), Weekly VRDNs (New
                        Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A.
                        LOC)                                                         1,680,000
                        Total                                                        4,975,000
                        District Of Columbia--0.6%
    1,365,000           District of Columbia HFA, Roaring Forks
                        Certificates, (Series 2000-23), Weekly VRDNs (GNMA
                        COL)/(Bank of New York LIQ)                                  1,365,000
    1,330,000           District of Columbia, (Series 1999C), Weekly VRDNs
                        (George Washington University)/(MBIA Insurance
                        Corp. INS)/(Bank of America N.A. LIQ)                        1,330,000
                        Total                                                        2,695,000
                        Florida--3.6%
    3,885,000       2,3 Escambia County, FL, HFA, (Series 2004 FR/RI-L12),
                        1.10% TOBs (GNMA COL)/(Lehman Brothers Holdings,
                        Inc. LIQ), Optional Tender 10/13/2004                        3,885,000
    4,500,000           Greater Orlando, FL, Aviation Authority, Weekly
                        VRDNs (Cessna Aircraft Co.)/(Textron, Inc. GTD)              4,500,000
    4,500,000           Highlands County, FL, Health Facilities Authority,
                        Hospital Revenue Bonds , 3.35% TOBs (Adventist
                        Health System), Mandatory Tender 9/1/2005                    4,566,367
    3,250,000           Lee County, FL, Solid Waste System, (Series 2003
                        FR/RI-L24J), Weekly VRDNs (MBIA Insurance Corp.
                        INS)/(Lehman Brothers Holdings, Inc. LIQ)                    3,250,000
                        Total                                                        16,201,367
                        Georgia--5.8%
    1,250,000           Atlanta, GA, Downtown Development Authority,
                        (Series 2002), Weekly VRDNs (Atlanta, GA)/(AMBAC
                        INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)           1,250,000
    3,000,000           Clayton County, GA, Housing Authority, (Series
                        2000: Villages at Lake Ridge Apartments), Weekly
                        VRDNs (Timber Mills Partners LP)/(Amsouth Bank
                        N.A., Birmingham LOC)                                        3,000,000
    6,300,000           Cobb County, GA, Housing Authority, (Series 2004),
                        Weekly VRDNs (Parkland Manor LP)/(Wachovia Bank
                        N.A. LOC)                                                    6,300,000
    2,200,000           Fulton County, GA, IDA, (Series 1989), Weekly
                        VRDNs (STO Corp.)/(Dresdner Bank AG, Frankfurt LOC)          2,200,000
    3,000,000           Georgia State Municipal Gas Authority, (Series C),
                        Weekly VRDNs (Bank of America N.A., Bayerische
                        Landesbank Girozentrale, JPMorgan Chase Bank,
                        Landesbank Hessen-Thueringen, Frankfurt and
                        Wachovia Bank N.A. LOCs)                                     3,000,000
    1,000,000           Georgia State, Floater Certificates (Series
                        2011-647), Weekly VRDNs (Morgan Stanley LIQ)                 1,000,000
    600,000             Gwinnett County, GA, Development Authority,
                        (Series 2004), Weekly VRDNs (Pak-Lite,
                        Inc.)/(Wachovia Bank N.A. LOC)                               600,000
    6,000,000           Monroe County, GA, Development Authority, (2nd
                        Series 1995), 1.20% TOBs (Georgia Power Co.),
                        Mandatory Tender 4/19/2005                                   6,000,000
    2,500,000           Savannah, GA, Housing Authority, (Series 2003),
                        Weekly VRDNs (Bradley Pointe Apartments)/(Key
                        Bank, N.A. LOC)                                              2,500,000
                        Total                                                        25,850,000
                        Idaho--0.9%
    4,000,000           Minidoka County, ID, IDC, (Series 1998), Weekly
                        VRDNs (Nature's Best Produce, Inc.)/(BNP Paribas
                        SA LOC)                                                      4,000,000
                        Illinois--4.4%
    3,500,000           Aurora City, IL, (Series 2000), Weekly VRDNs
                        (Cleveland Hardware & Forging Co.)/(Fifth Third
                        Bank, Cincinnati LOC)                                        3,500,000
    6,180,000       2,3 Chicago, IL, Board of Education, (MERLOTS Series
                        2001-A64), 1.25% TOBs (FGIC INS)/(Wachovia Bank
                        N.A. LIQ), Optional Tender 11/10/2004                        6,180,000
    6,560,000           Cook County, IL, Roaring Forks, (Series 2004-1),
                        Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ)              6,560,000
    2,080,000       2,3 Illinois Housing Development Authority, MERLOT's,
                        (Series 2000 UUU), 1.30% TOBs (Wachovia Bank N.A.
                        LIQ), Optional Tender 11/10/2004                             2,080,000
    1,214,000           Peoria, IL, (Series 1996), Weekly VRDNs (J.T.
                        Fennell Co., Inc.)/(Bank One N.A. (Chicago) LOC)             1,214,000
                        Total                                                        19,534,000
                        Indiana--1.7%
    1,100,000           Carmel, IN, (Series 1996-A), Weekly VRDNs (Telamon
                        Corp.)/(Lasalle Bank, N.A. LOC)                              1,100,000
    2,418,000           Franklin, IN, Lakeview I Apartments, (Series
                        1994), Weekly VRDNs (Pedcor Investments
                        LP)/(Federal Home Loan Bank of Indianapolis LOC)             2,418,000
    1,425,000           Huntington, IN, (Series 1998), Weekly VRDNs (DK
                        Enterprises LLC)/(Wells Fargo Bank Minnesota NA
                        LOC)                                                         1,425,000
    545,000             Indiana Development Finance Authority, Economic
                        Development Revenue Refunding Bonds, Weekly VRDNs
                        (T. M. Morris Manufacturing Co., Inc.)/(Bank One
                        N.A. (Chicago) LOC)                                          545,000
    460,000             Tipton, IN, (Series 1997), Weekly VRDNs (MCJS
                        LLC)/(Bank One N.A. (Chicago) LOC)                           460,000
    1,685,000           Winamac, IN, (Series 1997), Weekly VRDNs (Pulaski
                        Health Foundation, Inc.)/(Key Bank, N.A. LOC)                1,685,000
                        Total                                                        7,633,000
                        Iowa--0.2%
    975,000             Iowa Finance Authority, (Series 1998), Weekly
                        VRDNs (Schumacher Elevator)/(Wells Fargo Bank
                        Minnesota NA LOC)                                            975,000
                        Kentucky--4.2%
    360,000             Boone County, KY, (Series 1996), Weekly VRDNs
                        (Western States Envelope Co.)/(Bank One N.A.
                        (Chicago) LOC)                                               360,000
    8,500,000           Boyd County, KY, (Series 2003), Weekly VRDNs (Air
                        Products & Chemicals, Inc.)                                  8,500,000
    3,500,000           Graves County, KY, School Building Revenue Bonds,
                        (Series 1988), Weekly VRDNs (Seaboard Farms)/(Bank
                        of New York LOC)                                             3,500,000
    2,965,000           Henderson, KY, IDRB, (Series 1998), Weekly VRDNs
                        (Vincent Industrial Plastics, Inc.)/(Fifth Third
                        Bank, Cincinnati LOC)                                        2,965,000
    3,038,000           Kenton County, KY, (Series 1999), Weekly VRDNs
                        (Packaging Un-limited of Northern Kentucky,
                        Inc.)/(National City Bank, Kentucky LOC)                     3,038,000
    400,000             Muhlenberg County, KY, (Series 1997), Weekly VRDNs
                        (Plastic Products Co.)/(Wells Fargo Bank Minnesota
                        NA LOC)                                                      400,000
                        Total                                                        18,763,000
                        Louisiana--1.4%
    2,000,000           East Baton Rouge Parish, LA, 4.00% Bonds (MBIA
                        Insurance Corp. INS), 2/1/2005                               2,023,970
    4,000,000           Louisiana Local Government Environmental
                        Facilities Community Development Authority,
                        (Series 2004), Weekly VRDNs (The Academy of the
                        Sacred Heart of New Orleans)/(SunTrust Bank LOC)             4,000,000
    400,000             Ouachita Parish, LA, IDB, (Series 1997), Weekly
                        VRDNs (EPCO Carbondioxide Products, Inc.)/(Bank
                        One N.A. (Chicago) LOC)                                      400,000
                        Total                                                        6,423,970
                        Maryland--2.1%
    2,900,000           Maryland State Community Development
                        Administration, (Series 2003E), 1.25% TOBs,
                        Mandatory Tender 12/21/2004                                  2,900,000
    3,795,000           Maryland State Economic Development Corp., (Series
                        1999A), Weekly VRDNs (Victor Graphics,
                        Inc.)/(Manufacturers & Traders Trust Co., Buffalo,
                        NY LOC)                                                      3,795,000
    2,730,000       2,3 Montgomery County, MD, Housing Opportunities
                        Commission, (Series 2004 FR/RI-L5), 1.10% TOBs
                        (Lehman Brothers Holdings, Inc. LIQ), Optional
                        Tender 10/13/2004                                            2,730,000
                        Total                                                        9,425,000
                        Massachusetts--3.2%
    7,500,000           Commonwealth of Massachusetts, (Series 2001 B),
                        Weekly VRDNs (Landesbank Hessen-Thueringen,
                        Frankfurt LIQ)                                               7,500,000
    3,500,000           Fitchburg, MA, 2.00% BANs, 10/22/2004                        3,503,864
    3,200,000           Massachusetts State HFA, (Series R), 1.15% BANs,
                        5/2/2005                                                     3,200,000
                        Total                                                        14,203,864
                        Michigan--0.6%
    2,500,000           Detroit, MI Economic Development Corp., Resource
                        Recovery (MERLOTS Series 2000-A90), Weekly VRDNs
                        (AMBAC INS)/(Wachovia Bank N.A. LIQ)                         2,500,000
                        Minnesota--0.1%
    445,000             Byron, MN, Weekly VRDNs (Schmidt Printing)/(Wells
                        Fargo Bank Minnesota NA LOC)                                 445,000
                        Mississippi--2.3%
    2,420,000           Mississippi Business Finance Corp., (Series
                        2000A), Weekly VRDNs (TT&W Farm Products,
                        Inc.)/(Amsouth Bank N.A., Birmingham LOC)                    2,420,000
    1,945,000           Mississippi Home Corp., Roaring Forks, (Series
                        2002-16), Weekly VRDNs (GNMA COL)/(Bank of New
                        York LIQ)                                                    1,945,000
    5,390,000           Mississippi Home Corp., Roaring Forks
                        Certificates, (Series 2001-14), Weekly VRDNs (GNMA
                        COL)/(Bank of New York LIQ)                                  5,390,000
    700,000             Senatobia, MS, Weekly VRDNs (Deltona Lighting
                        Products, Inc.)/(SouthTrust Bank of Alabama,
                        Birmingham LOC)                                              700,000
                        Total                                                        10,455,000
                        Multi State--13.3%
    1,528,000           BNY Municipal Certificates Trust, (Series
                        2002-BNY1), Weekly VRDNs (Bank of New York
                        LIQ)/(Bank of New York LOC)                                  1,528,000
    1,000,000           Charter Mac Floater Certificates Trust I, (Nat-2
                        Series), Weekly VRDNs (MBIA Insurance Corp.
                        INS)/(Bayerische Landesbank Girozentrale, Dexia
                        Bank, Belgium, Fleet National Bank, Landesbank
                        Baden-Wuerttemberg and State Street Bank and Trust
                        Co. LIQs)                                                    1,000,000
    7,000,000           Charter Mac Floater Certificates Trust I, (Nat-4
                        Series), Weekly VRDNs (MBIA Insurance Corp.
                        INS)/(Bayerische Landesbank Girozentrale, Dexia
                        Bank, Belgium, Fleet National Bank, Landesbank
                        Baden-Wuerttemberg and State Street Bank and Trust
                        Co. LIQs)                                                    7,000,000
    10,312,000          Clipper Tax-Exempt Certificates Trust (AMT
                        MultiState)/(Series 1999-3), Weekly VRDNs (State
                        Street Bank and Trust Co. LIQ)                               10,312,000
    15,250,000          Clipper Tax-Exempt Certificates Trust (AMT
                        Multistate)/(Series 2002-09), Weekly VRDNs (AMBAC,
                        FGIC, FSA, MBIA Insurance Corp. INS) and State
                        Street Bank and Trust Co. LIQs)                              15,250,000
    2,935,000           Clipper Tax-Exempt Certificates Trust
                        (Multistate-AMT)/(Series 2003-01), Weekly VRDNs
                        (Merrill Lynch & Co., Inc. LIQ)                              2,935,000
    2,955,000           Clipper Tax-Exempt Certificates Trust
                        (Multistate-AMT)/(Series 2003-03), Weekly VRDNs
                        (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)                   2,955,000
    6,787,313           Clipper Tax-Exempt Certificates Trust
                        (Multistate-AMT)/(Series 2003-10), Weekly VRDNs
                        (GNMA COL)/(State Street Bank and Trust Co. LIQ)             6,787,313
    7,000,000           Clipper Tax-Exempt Certificates Trust
                        (Multistate-AMT)/(Series 2004-02), Weekly VRDNs
                        (State Street Bank and Trust Co. LIQ)                        7,000,000
    730,000         2,3 Palm Beach County, FL, HFA, MERLOTS, (Series 2001
                        A-71), 1.30% TOBs (GNMA COL)/(Wachovia Bank N.A.
                        LIQ), Optional Tender 10/10/2004                             730,000
    4,565,000           Roaring Fork Municipal Products LLC, (Series
                        2000-12), Weekly VRDNs (Bank of New York LIQ)                4,565,000
                        Total                                                        60,062,313
                        New Hampshire--0.1%
    573,000             New Hampshire Business Finance Authority, (Series
                        A), Weekly VRDNs (Upper Valley Press)/(Key Bank,
                        N.A. LOC)                                                    573,000
                        New Jersey--0.6%
    2,766,500           Beachwood, NJ, 1.75% BANs, 9/1/2004                          2,766,500
                        New Mexico--1.5%
    6,765,418           New Mexico Mortgage Finance Authority, (Series
                        2004), 1.51375% TOBs (Trinity Plus Funding Co.
                        LLC), Mandatory Tender 3/1/2005                              6,765,418
                        Ohio--15.5%
    2,000,000           Belmont County, OH, 1.36% BANs, 3/16/2005                    2,002,757
    2,450,000           Brecksville City, OH, (Series 2004), 1.50% BANs,
                        5/5/2005                                                     2,453,253
    3,000,000           Clark County, OH, (Series 1999), Weekly VRDNs
                        (Ohio Masonic Home)/(AMBAC INS)/(Harris Trust &
                        Savings Bank, Chicago LIQ)                                   3,000,000
    1,290,000           Cleveland, OH, Airport System, (PT-799), Weekly
                        VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ)              1,290,000
    3,000,000           Cuyahoga County, OH, Health Care Facilities,
                        (Series 2001), Weekly VRDNs (Gardens of McGregor &
                        Amasa Stone)/(Key Bank, N.A. LOC)                            3,000,000
    500,000             Cuyahoga County, OH, Hospital Authority, (Series
                        2000), Weekly VRDNs (The Sisters of Charity of St.
                        Augustine Health System, Inc.)/(National City
                        Bank, Ohio LOC)                                              500,000
    4,000,000           Cuyahoga County, OH, IDA, Weekly VRDNs (Prince
                        Plating, Inc.)/(Bank of Nova Scotia, Toronto LOC)            4,000,000
    5,000,000           Dublin, OH, Industrial Development Refunding
                        Revenue Bonds, (Series 1997), Weekly VRDNs (Witco
                        Corp.)/(Fleet National Bank LOC)                             5,000,000
    1,500,000           Franklin County, OH, Mortgage Revenue, (Series
                        2000F), Weekly VRDNs (Trinity Healthcare Credit
                        Group)/(JPMorgan Chase Bank LIQ)                             1,500,000
    3,500,000           Greene County, OH, Hospital Facilities Revenue
                        Authority, (Series 1999A), Weekly VRDNs (Med
                        Health System)/(Key Bank, N.A. LOC)                          3,500,000
    5,550,000           Hamilton County, OH, Hospital Facilities
                        Authority, (Series 2002A), Weekly VRDNs (The
                        Elizabeth Gamble Deaconess Home
                        Association)/(JPMorgan Chase Bank LOC)                       5,550,000
    2,975,000           Hamilton County, OH, (Series 2000A), Weekly VRDNs
                        (Deaconess Long Term Care, Inc.)/(Lasalle Bank,
                        N.A. LOC)                                                    2,975,000
    2,000,000           Hamilton, OH, Multi-Family Housing, (Series 2003A:
                        Knollwood Crossing II Apartments), Weekly VRDNs
                        (Pedcor Investments-2003-LIX LP)/(Federal Home
                        Loan Bank of Indianapolis LOC)                               2,000,000
    400,000             Hamilton, OH, Multi-Family Housing, (Series 2003B:
                        Knollwood Crossing II Apartments), Weekly VRDNs
                        (Pedcor Investments-2003-LIX LP)/(Federal Home
                        Loan Bank of Indianapolis LOC)                               400,000
    1,250,000           Lake County, OH, 2.00% BANs, 4/14/2005                       1,256,704
    1,500,000           Mahoning County, OH, Hospital Facilities, (Series
                        B), Weekly VRDNs (Forum Group, Inc.)/(MBIA
                        Insurance Corp. INS)/(JPMorgan Chase Bank LIQ)               1,500,000
    5,000,000           Mahoning County, OH, IDA, (Series 1999), Weekly
                        VRDNs (Modern Builders Supply, Inc.)/(PNC Bank,
                        N.A. LOC)                                                    5,000,000
    750,000             Medina County, OH, (Series 1998), Weekly VRDNs
                        (Mack Industries, Inc.)/(Huntington National Bank,
                        Columbus, OH LOC)                                            750,000
    1,050,000           North Olmsted, OH, 1.55% BANs, 5/4/2005                      1,051,734
    3,560,000           North Ridgeville, OH, 1.52% BANs, 5/4/2005                   3,564,469
    1,655,000           Ohio HFA, Variable Rate Certificates, (Series
                        2001-I), Weekly VRDNs (GNMA COL)/(Bank of America
                        N.A. LIQ)                                                    1,655,000
    2,960,000           Portage County, OH, IDA, Adjustable Rate IDRB's,
                        (Series 1996), Weekly VRDNs (Barnette
                        Project)/(National City Bank, Ohio LOC)                      2,960,000
    1,690,000           Salem, OH, 1.55% BANs, 5/5/2005                              1,692,244
    2,780,000           Shaker Heights, OH, (Series A), 2.25% BANs,
                        5/12/2005                                                    2,795,767
    2,000,000           Toledo-Lucas County, OH, Port Authority, Airport
                        Development Revenue Bonds, (Series 1996-1), Weekly
                        VRDNs (Burlington Air Express, Inc.)/(ABN AMRO
                        Bank NV, Amsterdam LOC)                                      2,000,000
    6,460,000           Trumbull County, OH, Sewer District, 1.36% BANs,
                        4/5/2005                                                     6,471,724
    1,670,000           Wood County, OH, (Series 1998), Weekly VRDNs (IMCO
                        Carbide Tool, Inc.)/(Huntington National Bank,
                        Columbus, OH LOC)                                            1,670,000
                        Total                                                        69,538,652
                        Oklahoma--0.4%
    2,000,000           Oklahoma Development Finance Authority, (Series
                        2003), 1.35% TOBs (ConocoPhillips
                        Co.)/(ConocoPhillips GTD), Optional Tender
                        12/1/2004                                                    2,000,000
                        Oregon--1.2%
    1,040,000           Oregon State Economic & Community Development
                        Commission, (Series 191), Weekly VRDNs (Western
                        Oregon Door LLC)/(Wells Fargo Bank Minnesota NA
                        LOC)                                                         1,040,000
    2,850,000           Oregon State Housing and Community Services
                        Department, (Series P), 1.25% TOBs, Mandatory
                        Tender 1/6/2005                                              2,850,000
    1,500,000           Port of Morrow, OR, (Series 2001A), Weekly VRDNs
                        (Threemile Canyon Farms LLC)/(Key Bank, N.A. LOC)            1,500,000
                        Total                                                        5,390,000
                        Pennsylvania--0.7%
    2,670,000           Montgomery County, PA, IDA, (Series 2000), Weekly
                        VRDNs (American Foodservice Corp.)/(Wachovia Bank
                        N.A. LOC)                                                    2,670,000
    100,000             Pennsylvania EDFA, Weekly VRDNs (Respironics,
                        Inc.)/(PNC Bank, N.A. LOC)                                   100,000
    360,000             Pennsylvania EDFA, (Series 1998A), Weekly VRDNs
                        (Fourth Generation Realty LLC)/(PNC Bank, N.A. LOC)          360,000
                        Total                                                        3,130,000
                        Puerto Rico--0.7%
    3,000,000           Puerto Rico Public Finance Corp., PUTTERs, (Series
                        272), Weekly VRDNs (JPMorgan Chase Bank
                        LIQ)/(JPMorgan Chase Bank LOC)                               3,000,000
                        Rhode Island--0.7%
    2,955,000           Warwick, RI, Housing Authority, (Series 2001)
                        Daily VRDNs (Trafalgar East Apartments)/(Fleet
                        National Bank LOC)                                           2,955,000
                        South Carolina--2.0%
    1,000,000           Berkeley County, SC, IDB, (Series 1996A), Weekly
                        VRDNs (Nucor Corp.)                                          1,000,000
    8,000,000           Berkeley County, SC, IDB, (Series 1998), Weekly
                        VRDNs (Nucor Corp.)                                          8,000,000
                        Total                                                        9,000,000
                        Tennessee--1.9%
    350,000             Benton County TN, IDB, (Series 1996), Weekly VRDNs
                        (Jones Plastic and Engineering Corp.)/(National
                        City Bank, Kentucky LOC)                                     350,000
    800,000             Chattanooga, TN, IDB, (Series 1997) IDRB, Weekly
                        VRDNs (JRB Co., Inc.)/(National City Bank, Ohio
                        LOC)                                                         800,000
    1,075,000           Chattanooga, TN, IDB, Revenue Bonds, (Series
                        1997), Weekly VRDNs (TB Wood's Inc.)/(PNC Bank,
                        N.A. LOC)                                                    1,075,000
    2,705,000           Hamilton County, TN, IDB, Weekly VRDNs (Pavestone
                        Co.)/(Bank One N.A. (Chicago) LOC)                           2,705,000
    3,100,000           Union City, TN, IDB, (Series 1995), Weekly VRDNs
                        (Kohler Co.)/(Wachovia Bank N.A. LOC)                        3,100,000
    700,000             Union County, TN, IDB, (Series 1995), Weekly VRDNs
                        (Cooper Container Corporation)/(SunTrust Bank LOC)           700,000
                        Total                                                        8,730,000
                        Texas--12.3%
    2,000,000       2,3 Austin, TX, MERLOTS, (Series 2000-A26), 1.30% TOBs
                        (MBIA Insurance Corp. INS)/(Wachovia Bank N.A.
                        LIQ), Optional Tender 11/10/2004                             2,000,000
    1,000,000           Brazos Harbor, TX, Industrial Development Corp.,
                        (Series 2003), 1.80% TOBs (ConocoPhillips
                        Co.)/(ConocoPhillips GTD), Optional Tender 8/1/2005          1,000,000
    16,000,000          Gulf Coast, TX, Waste Disposal Authority Daily
                        VRDNs (BP Amoco Corp)                                        16,000,000
    8,100,000           Gulf Coast, TX, Waste Disposal Authority, (Series
                        1994) Daily VRDNs (BP Amoco Corp)                            8,100,000
    1,655,000           Harris County, TX, HFDC, Roaring Forks
                        Certificates, (Series 2001-13), Weekly VRDNs (GNMA
                        COL)/(Bank of New York LIQ)                                  1,655,000
    1,250,000           North Central Texas HFDC, Hospital Revenue Bonds ,
                        5.50% Bonds (Baylor Health Care System), 5/15/2005           1,284,679
    3,000,000       2,3 Sabine River Authority, TX, Clippers, (Series
                        2001-2), 1.05% TOBs (Southwestern Electric Power
                        Co.)/(MBIA Insurance Corp. INS)/(State Street Bank
                        and Trust Co. LIQ), Optional Tender 9/8/2004                 3,000,000
    3,960,000       2,3 San Antonio, TX, Electric & Gas System, MERLOTS,
                        (Series 2002-A53), 1.75% TOBs (FSA INS)/(Wachovia
                        Bank N.A. LIQ), Optional Tender 7/20/2005                    3,960,000
    1,120,000           Tarrant County, TX, IDC, Weekly VRDNs (Holden
                        Business Forms)/(Lasalle Bank, N.A. LOC)                     1,120,000
    4,584,000       2,3 Texas State Department of Housing & Community
                        Affairs, Clippers, (Series 2001-1), 1.10% TOBs
                        (GNMA COL)/(State Street Bank and Trust Co. LIQ),
                        Optional Tender 9/8/2004                                     4,584,000
    2,300,000       2,3 Texas State Department of Housing & Community
                        Affairs, MERLOTS, (Series 2001-A109), 1.30% TOBs
                        (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional
                        Tender 11/18/2004                                            2,300,000
    10,000,000          Texas State, (Series 2004), 3.00% TRANs, 8/31/2005           10,137,323
                        Total                                                        55,141,002
                        Utah--1.2%
    5,500,000           Murray City, UT, (Series 2003A), Weekly VRDNs (IHC
                        Health Services, Inc.)                                       5,500,000
                        Virginia--0.6%
    1,000,000           Campbell County, VA, IDA, Weekly VRDNs
                        (Georgia-Pacific Corp.)/(Bank of America N.A. LOC)           1,000,000
    1,500,000           Henrico County, VA, EDA, (Series 2003B), Weekly
                        VRDNs (Westminster-Canterbury of Richmond)/(KBC
                        Bank N.V. LOC)                                               1,500,000
                        Total                                                        2,500,000
                        Washington--1.1%
    5,000,000       2,3 Clark County, WA, Public Utilities District No.
                        001, MERLOTS, (Series 2001-A116), 1.25% TOBs (FSA
                        INS)/(Wachovia Bank N.A. LIQ), Optional Tender
                        11/10/2004                                                   5,000,000
                        West Virginia--0.9%
    3,760,000           Ritchie County, WV, IDRB, (Series 1996), Weekly
                        VRDNs (Simonton Building Products, Inc.)/(PNC
                        Bank, N.A. LOC)                                              3,760,000
                        Wisconsin--0.6%
    1,700,000           Combined Locks, WI, Development Revenue Bonds,
                        (Series 1997), Weekly VRDNs (Appleton
                        Papers)/(Lasalle Bank, N.A. LOC)                             1,700,000
    1,030,000           Wisconsin Housing & EDA, Business Development
                        Revenue Bonds, (Series 1995), Weekly VRDNs
                        (Carlson Tool & Manufacturing Corp.)/(U.S. Bank
                        NA, Cincinnati LOC)                                          1,030,000
                        Total                                                        2,730,000
                        Total Short-Term Municipals                                  449,521,272
                        Total Investments--100.3%
                        (AT AMORTIZED COST)4                                         449,521,272
                        Other assets and liabilities--net--(0.3%)                      (1,210,646)
                        Total Net assets--100%                                 $      448,310,626


Securities that are subject to the federal alternative minimum tax ("AMT") represent 64.0% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations "NRSROs" or unrated securities of comparable quality. A NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Rating, are all considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At August 31, 2004, the portfolio securities were rated as follows: Tier Rating Based on Total Market Value

               First Tier                    Second Tier
               97.3%                         2.7%


2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At August 31, 2004, these securities amounted to $36,449,000 which represents 8.1% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Directors. At August 31, 2004, these securities amounted to $36,449,000 which represents 8.1% of total net assets.

4    Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
BANs        --Bond Anticipation Notes
COL         --Collateralized
EDA         --Economic Development Authority
EDFA        --Economic Development Financing Authority
FGIC        --Financial Guaranty Insurance Company
FHLMC       --Federal Home Loan Mortgage Corp.
FNMA        --Federal National Mortgage Association
FSA         --Financial Security Assurance
GNMA        --Government National Mortgage Association
GTD         --Guaranty
HFA         --Housing Finance Authority
HFDC        --Health Facility Development Corporation
IDA         --Industrial Development Authority
IDB         --Industrial Development Bond
IDC         --Industrial Development Corporation
IDRB        --Industrial Development Revenue Bond
INS         --Insured
LIQ         --Liquidity Agreement
LOC(s)      --Letter(s) of  Credit
LOC         --Letter of Credit
MERLOTS     --Municipal Exempt Receipts -- Liquidity Optional Tender
            Series
MFH         --Multi Family Housing
PUTTERs     --Puttable Tax Exempt Receipts
SA          --Support Agreement
TOBs        --Tender Option Bonds
TRANs       --Tax and Revenue Anticipation Notes
UT          --Unlimited Tax
VRDNs       --Variable Rate Demand Notes







Treasury Cash Series II
Portfolio of Investments
August 31, 2004 (unaudited)


 Principal
 Amount                                                                           Value
                    U.S. Treasury--32.1%
                    U.S. Treasury Bills - 14.7%1
$1,500,000          0.980%, 9/16/2004                                     $       1,499,387
 3,000,000          0.995%, 10/7/2004                                             2,997,015
 1,500,000          1.070%, 10/21/2004                                            1,497,771
 15,950,000         1.485% - 1.491%, 9/15/2004                                    15,940,760
 6,250,000          1.545% - 1.565%, 12/23/2004                                   6,219,486
 3,000,000          1.700%, 2/3/2005                                              2,978,042
 3,000,000          1.724%, 2/17/2005                                             2,975,709
 1,500,000          1.735%, 1/27/2005                                             1,489,301
 3,500,000          1.745% - 1.750%, 2/24/2005                                    3,470,092
                    Total U.S. Treasury bills                                     39,067,563
                    U.S. Treasury Notes - 17.4%
 1,500,000          1.625%, 1/31/2005                                             1,502,233
 4,000,000          1.625%, 3/31/2005                                             4,006,777
 1,000,000          1.625%, 4/30/2005                                             999,845
 8,750,000          1.875%, 9/30/2004                                             8,755,462
 11,250,000         2.000%, 11/30/2004                                            11,271,479
 2,500,000          2.125%, 10/31/2004                                            2,503,717
 17,000,000         5.875%, 11/15/2004                                            17,162,298
                    Total U.S. Treasury notes                                     46,201,811
                    total u.s. treasury                                           85,269,374
                    Repurchase Agreements--73.8%
 40,015,000         Interest in $1,761,000,000 joint repurchase
                    agreement with Barclays Capital, Inc., 1.570%,
                    dated 8/31/2004 to be repurchased at $40,016,745
                    on 9/1/2004, collateralized by U.S.  Treasury
                    Obligations with various maturities to 7/15/2014,
                    collateral market value $1,796,299,168                        40,015,000
 52,000,000         Interest in $1,000,000,000 joint repurchase
                    agreement with Deutsche Bank Securities, Inc.,
                    1.570%, dated 8/31/2004 to be repurchased at
                    $52,002,268 on 9/1/2004, collateralized by U.S.
                    Treasury Obligations with various maturities to
                    11/15/2013, collateral market value $1,020,044,950            52,000,000
 52,000,000         Interest in $1,300,000,000 joint repurchase
                    agreement with Morgan Stanley & Co., Inc., 1.570%,
                    dated 8/31/2004 to be repurchased at $52,002,268
                    on 9/1/2004, collateralized by U.S. Treasury
                    Obligations with various maturities to 8/15/2019,
                    collateral market value $1,333,240,947                        52,000,000
 7,500,000      2   Interest in $425,000,000 joint repurchase
                    agreement with UBS Securities LLC, 1.320%, dated
                    6/17/2004  to be repurchased at $7,524,750 on
                    9/16/2004, collateralized by U.S. Treasury
                    Obligations with various maturities to 11/15/2015,
                    collateral market value $435,990,302                          7,500,000
 10,000,000     2   Interest in $400,000,000 joint repurchase
                    agreement with UBS Securities LLC, 1.340%, dated
                    7/13/2004 to be repurchased at $10,022,706 on
                    9/13/2004, collateralized by U.S. Treasury
                    Obligations with various maturities to 5/15/2009,
                    collateral market value $408,002,830                          10,000,000
 35,000,000         Interest in $2,000,000,000 joint repurchase
                    agreement with UBS Securities LLC, 1.570%, dated
                    8/31/2004 to be repurchased at $35,001,526 on
                    9/1/2004, collateralized by U.S. Treasury
                    Obligations with various maturities to 2/15/2031,
                    collateral market value $2,040,002,329                        35,000,000
                    Total Repurchase Agreements                                   196,515,000
                    Total Investments -
                    105.9%
                    (AT AMORTIZED COST)3                                  $       281,784,374
                    other assets and liabilities - net - (5.9)%
                                                                                  (15,601,366)
                    total net assets - 100%                                       266,183,008


1    Each issue shows the rate of discount at the time of purchase.

2 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.


Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Cash Trust Series II

By          /S/ Richard J. Thomas, Principal Financial Officer
            (insert name and title)

Date        October 25, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        October 25, 2004


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        October 25, 2004